LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities:

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2021		—	—	113,091	—	113,091	605,844	—	79,888	798,823
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(4,027)	—	(4,027)	—	—	—	(4,027)
Payment of interest	15	—	—	(8,900)	—	(8,900)	—	(322)	—	(9,222)
Proceeds from the issuance of new shares	13(ix)	—	—	—	—	—	335,636	—	—	335,636
Cash received from merger with CIIG	13(vii)	—	—	—	—	—	631,297	—	—	631,297
Cash paid for redemption of public warrants	16	—	—	—	(7)	(7)	—	—	—	(7)
Proceeds from the issuance of shares to warrant holders	13(viii)	—	—	—	—	—	140,599	—	—	140,599
Proceeds from exercise of employee share options plan	13(x)	—	—	—	—	—	—	—	1,383	1,383
Issuance of convertible notes	15	310,400	—	—	—	310,400	—	—	—	310,400
Transaction costs for convertible notes	15	(850)	—	—	—	(850)	—	—	—	(850)
Total changes from financing cash flows		309,550	—	(12,927)	(7)	296,616	1,107,532	(322)	1,383	1,405,209
The effects of changes in foreign exchange rates		—	—	(2,991)	—	(2,991)	—	—	(18,573)	(21,564)
Other changes
Embedded derivative separation from convertible notes	15	(152,500)	152,500	—	—	—	—	—	—	—
Change in fair value of embedded derivatives	15	—	(33,900)	—	—	(33,900)	—	—	—	(33,900)
Warrants issued by Arrival	16	—	—	—	208,586	208,586	—	—	—	208,586
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	13(v/vi)	—	—	—	—	—	4,391,621	—	(4,391,621)	—
Change in fair value of warrants	16	—	—	—	(122,299)	(122,299)	—	—	—	(122,299)
Warrants exercised	16	—	—	—	(82,669)	(82,669)	244	—	82,424	(1)
Reduction of share capital of Arrival	13(iv)	—	—	—	—	—	—	—	35	35
Equity settled share based payments	23	—	—	—	—	—	—	—	5,189	5,189
Additional value on consideration for issuance of shares for the merger with CIIG	13(vii)	—	—	—	—	—	88,871	—	870,922	959,793
Acquisition of treasury shares	13(x)	—	—	—	—	—	—	—	(1,203)	(1,203)

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
Allocation of treasury shares to employees	13(x)	—	—	—	—	—	—	—	83	83
Interest payable	15,7,8	3,153	—	—	—	3,153	—	322	—	3,475
Interest on leases	15	—	—	9,852	—	9,852	—	—	—	9,852
New leases	15	—	—	85,776	—	85,776	—	—	—	85,776
Modification of leases	15	—	—	75	—	75	—	—	—	75
Cancellation of leases	15	—	—	(4,693)	—	(4,693)	—	—	—	(4,693)
Lease prepayments of 2020	15	—	—	(1,203)	—	(1,203)	—	—	—	(1,203)
Total of other changes		(149,347)	118,600	89,807	3,618	62,678	4,480,736	322	(3,434,171)	1,109,565
December 31, 2021		160,203	118,600	186,980	3,611	469,394	6,194,112	—	(3,371,473)	3,292,033

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2020		—	—	25,997		25,997	417,200	—	3,023	446,220
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(2,719)	—	(2,719)	—	—	—	(2,719)
Proceeds from the issuance of Preferred A shares		—	—	—	—	—	188,576	—	—	188,576
Proceeds from borrowings		—	—	—	—	—	14,182	—	—	14,182
Repayment of borrowings		—	—	—	—	—	(14,182)	—	—	(14,182)
Payment of interest	15	—	—	(4,960)	—	(4,960)	—	(59)	—	(5,019)
Total changes from financing cash flows		—	—	(7,679)	—	(7,679)	188,576	(59)	—	180,838
The effects of changes in foreign exchange rates		—	—	3,985	—	3,985	—	—	16,490	20,475
Other changes
Contribution by Kinetik without the issuance of shares	8B	—	—	—	—	—	68	—	—	68
Restrictive Share Plan to employees		—	—	—	—	—	—	—	31,990	31,990
Interest payable		—	—	—	—	—	—	59	—	59
Equity settled share-based payments		—	—	—	—	—	—	—	28,385	28,385
Interest on leases	15	—	—	5,429	—	5,429	—	—	—	5,429
New leases	15	—	—	57,220	—	57,220	—	—	—	57,220
Modification of leases	15	—	—	28,139	—	28,139	—	—	—	28,139
Total of other changes		—	—	90,788	—	90,788	68	59	60,375	151,290
December 31, 2020		—	—	113,091	—	113,091	605,844	—	79,888	798,823

Summary of Maturity Analysis of Operating Lease Payments
The following table shows the carrying amount of the lease liabilities and the convertible notes and their expected future cash outflows split based on their maturities.

In thousands of USD	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
December 31, 2021
Leases	186,980	259,883	24,074	89,284	146,525
Convertible notes	160,203	376,248	11,448	364,800	—
December 31, 2020
Leases	113,092	166,389	12,137	52,649	101,603

Summary of Lease Liabilities

In thousands of USD	2021	2020	2019
Amounts recognized in consolidated statement of profit or loss
Interest on lease liabilities	9,852	5,429	2,881
Interest on convertible notes	2,785	—	—
Expenses relating to short-term leases and low value leases	1,793	357	376
	14,430	5,786	3,257

Amount recognized in the statement of cash flows
Total cash outflow for leases	(12,927)	(7,679)	(3,680)
Proceeds from convertible notes	309,550	—	—